Shareholders' Equity - Additional Information (Details)		12 Months Ended
		Dec. 31, 2023 CHF (SFr) shares SFr / shares		Dec. 31, 2022 CHF (SFr) shares	Jun. 30, 2023 shares	Jun. 13, 2023 shares	Mar. 02, 2023 shares
Shareholders Equity [Line Items]
Par value per share | SFr / shares		SFr 0.01
Share capital | SFr		SFr 366,000		SFr 39,000
Number of Options, Exercised	[2]	112,942	[1]	61,163
Bottom of Range
Shareholders Equity [Line Items]
Capital band | SFr		SFr 365,273,680
Top of Range
Shareholders Equity [Line Items]
Capital band | SFr		543,684,520
Issued capital of ordinary shares | SFr		SFr 178,410,840
Number of shares issued		17,841,084
Treasury shares
Shareholders Equity [Line Items]
Number of shares		0
Number of shares cancelled							100,000
Number of shares outstanding		0
Capital Band
Shareholders Equity [Line Items]
Number of shares issued					3,654,234
Common Shares
Shareholders Equity [Line Items]
Number of shares	[3]	36,649,705
Number of shares outstanding	[3]	36,649,705
Number of shares issued					3,654,234	154,234
Conditional Capital
Shareholders Equity [Line Items]
Number of shares		17,608,941
Share capital | SFr		SFr 176,089,410
Number of shares outstanding		17,608,941
New Bonds and Similar Debt Instruments
Shareholders Equity [Line Items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity through conversion of debt instruments | SFr		SFr 50,000,000
New Bonds and Similar Debt Instruments | Top of Range
Shareholders Equity [Line Items]
Potential number of shares issued from conversion of debt instruments		5,000,000
Employee Benefit Plans
Shareholders Equity [Line Items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity through share based payment transactions | SFr		SFr 78,355,440
Number of Options, Exercised		112,942
Employee Benefit Plans | Top of Range
Shareholders Equity [Line Items]
Potential number of shares issued from share based payment transactions		7,835,544
EBAC Public and Private Warrants
Shareholders Equity [Line Items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity through exercise of warrants | SFr		SFr 44,032,940
Number of Warrant Exercised		149,156
EBAC Public and Private Warrants | Top of Range
Shareholders Equity [Line Items]
Potential number of shares issued in connection with exercise of warrants		4,403,294
Earnout Options
Shareholders Equity [Line Items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity in connection with exercise of option rights or other equity linked instruments | SFr		SFr 3,701,030.00
Earnout Options | Top of Range
Shareholders Equity [Line Items]
Potential number of shares issued in connection with exercise of option rights or other equity linked instruments		370,103

[1]	Forfeited amount includes earnout options forfeited during the year ended December 31, 2023. No SARs have been exercised or forfeited during the year ended December 31, 2023.
[2]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[3]	Fully paid-in registered shares with a par value of CHF 0.01